Dams, asset retirement and environmental obligations	12 Months Ended
Dec. 31, 2023
Dams Asset Retirement And Environmental Obligations
Dams, asset retirement and environmental obligations

27	Dams, asset retirement and environmental obligations

Accounting policy

Provision for asset retirement obligations include costs for restoration and closure of the mining assets and is recognized due to the development or mineral production, based on the net present value of estimated closure costs. Dam obligations regarding the de-characterization of their structures includes estimated mandatory costs as required by the Brazilian Government. Management uses its judgment and previous experience to determine the potential scope of rehabilitation work required and the related costs associated with that work, which are recognized as a “Property, plant and equipment” for asset retirement obligations relating to operating mining assets or as “Other income and expenses, net” for non-operating structures and for de-characterization of dams, environmental obligations include costs related to rehabilitation of areas damaged by the Company in its extractive actions (for example - soil contamination, water contamination, among others) or penalties. Therefore, it becomes an event that creates obligations when these environmental damages are detected by the Company, when a new law requires that the existing damage be rectified or when the Company publicly accepts any responsibility for the rectification, creating a constructive obligation. The costs to remedy an eventual unexpected contamination, which give rise to a probable loss and can be reliably estimated, must be recognized in “Other income and expenses, net” in income statement.

In addition, investments in infrastructure, machinery and equipment regarding operational improvements to avoid future environmental damage, are not provisioned, because it is expected that these assets will bring future economic benefits to the operating units, thus it is capitalized as Property, plant and equipment.

The liabilities are discounted to present value using a credit risk-adjusted rate that reflects current market assessments of the time value of the money and the specifics risks for the asset to be restored. The interest rate charges relating to the liability are recognized as an accretion expense in the Net financial results. Difference in the settlement amount of the liability is recognized in the income statement.

Critical accounting estimates, assumptions and judgments

The initial recognition and the subsequent revisions of the asset retirement obligations, dams obligations, and environmental obligations consider critical future closure and repairing costs and several assumptions such as interest rates, inflation, useful lives of the assets and the estimated moment that the expenditure will be executed. These estimates are reviewed annually by the Company or when there is a relevant change in these assumptions.

Cost estimates can vary in response to many factors of each site that include timing, expected LOM, changes to the relevant legal or government requirements and commitments with stakeholders, review of remediation and relinquishment options, emergence of new restoration techniques, stage of engineering evaluation maturity among others. Engineering projects for each liability are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimation of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

External experts support the cost estimation process where appropriate. These factors either isolated or consolidated could significantly affect the future income statement and balance sheet position.

(a)	Changes in the year

				2023	2022
	Asset retirement obligations	Environmental obligations	Dams Obligations (iii)	Total	Total
Balance at the beginning of the year	219,923	46,396	-	266,319	264,151
Additions (ii)	4,292	2,727	6,960	13,979	35,036
Payments	(6,036)	(6,347)	-	(12,383)	(25,393)
Foreign exchange effects	8,027	3,729	161	11,917	9,160
Interest accrual - note 10	22,770	4,199	-	26,969	23,662
Remeasurement – discount rate (i) / (ii)	4,557	3,561	-	8,118	(40,297)
Balance at the end of the year	253,533	54,265	7,121	314,919	266,319
Current liabilities	24,264	8,438	1,016	33,718	23,646
Non-current liabilities	229,269	45,827	6,105	281,201	242,673

(i) As of December 31, 2023, the credit risk-adjusted rate used for Peru was between 10.86% and 12.52% (December 31, 2022: 10.92 % and 12.04%) and for Brazil was between 6.94% and 11.11% (December 31, 2022: 8.22% and 8.61%).

(ii) The change in the year ended on December 31, 2023, was mainly due to the time change in the expected disbursements on decommissioning obligations in certain operations, in accordance with updates in their asset retirement and environmental obligations studies, and by the increase in the discount rates, as described above. In this way, asset retirement obligations for operational assets, increased in an amount of USD 11,972 (December 31, 2022: decrease of USD 6,773) as shown in note 21; and asset retirement and environmental obligations for non-operational assets expense in USD 3,165 (December 31, 2022: expense of USD 1,512) as shown in note 9.

(iii) The Company has been conducting engineering studies to confirm the construction method of some very old inactive industrial waste containment structures that have been closed for more than 20 years.  None of them contain mining tailings, water or liquid waste. Based on results of the conceptual engineering studies, the Company has reserved amounts related to estimated costs of anticipated additional obligations in relation to these closed dams.